DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Narrative (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) instrument
Derivative [Line Items]
Gain on investments, net		$ 237,354,000	$ 141,896,000
Shares related to monetization contracts (in shares) | shares		26,815,368
Notes payable | Notes related to derivative contracts
Derivative [Line Items]
Long-term debt	$ 111,657,000
Discount on notes	$ 58,341,000
Put-Call Options
Derivative [Line Items]
Loss on settlement of derivative		$ 97,410,000
Interest Rate Swap
Derivative [Line Items]
Amount of gain (loss) recognized		5,482,000	(72,961,000)
Interest Rate Swap | Not Designated as Hedging Instruments
Derivative [Line Items]
Number of derivative instruments held | instrument				2
Interest Rate Swap, Conversion, Tranche One | Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative notional amount				$ 750,000,000
Derivative, fixed interest rate				1.6655%
Interest Rate Swap, Conversion, Tranche Two | Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative notional amount				$ 750,000,000
Derivative, fixed interest rate				1.68%
Prepaid forward contracts
Derivative [Line Items]
Amount of gain (loss) recognized		$ (138,920,000)	$ (53,696,000)
Monetization contract
Derivative [Line Items]
Shares related to monetization contracts (in shares) | shares	32,153,118
Maximum hedge price at which downside protection is provided (in dollars per share) | $ / shares	$ 35.47
Maximum hedge price at which upside benefit is provided (in dollars per share) | $ / shares	$ 44.72
Fair value of derivative contracts, net	$ 53,316,000